Supplemental Information on Oil and Gas Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
SUPPLEMENTAL INFORMATION ON OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)
The following information is presented in accordance with Accounting Standards Codification (“ASC”) No. 932 “Extractive Activities - Oil and Gas”, as amended by Accounting Standards Update (“ASU”) 2010 - 03 “Oil and Gas Reserves. Estimation and Disclosures”, issued by the Financial Accounting Standards Board (“FASB”) in January 2010.
Oil and gas reserves
Proved oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible (from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations) prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within reasonable time. In some cases, substantial investments in new wells and related facilities may be required to recover proved reserves.
Information on net proved reserves as of December 31, 2023, 2022 and 2021 was calculated in accordance with the SEC rules and FASB ASC 932 rules. Accordingly, crude oil prices used to determine reserves were calculated for crude oils of different quality produced by the Company. Consequently, to calculate our net proved reserves as of December 31, 2023, the Company considered, according to the SEC rules and FASB ASC 932 rules, the unweighted average realized price of crude oils for each month within the
12-month
period ended December 31, 2023, which refers to the domestic crude oil prices adjusted by each different quality produced by the Company.
Additionally, since there are no benchmark market natural gas prices available in Argentina, the Company considered the
12-month
period average ended December 31, 2023 of domestic market realized prices according to the SEC rules and FASB ASC 932 rules, and the prices of contracts awarded to YPF under the Plan GasAr 2020-2024 and the Plan GasAr 2023-2028 for certain areas, which will be in effect until their corresponding termination dates. See Note 35.d.1) to the Audited Consolidated Financial Statements.
Notwithstanding the foregoing, commodity prices have fluctuated significantly in recent years.
Net reserves are defined as that portion of the gross reserves attributable to the interest of YPF after deducting interests owned by third parties. In determining net reserves, the Group excludes from its reported reserves royalties due to others, whether payable in cash or in kind, where the royalty owner has a direct interest in the underlying production and is able to make lifting and sales arrangements independently. By contrast, to the extent that royalty payments required to be made to a third party, whether payable in cash or in kind, are a financial obligation, or are substantially equivalent to a production or severance tax, the related reserves are not excluded from the reported reserves despite the fact that such payments are referred to as royalties under local regulations. The same methodology is followed in reporting our production amounts.
Natural gas reserves exclude the gaseous equivalent of liquids expected to be removed from the gas on concessions and leases, at field facilities and at gas processing plants. These liquids are included in net proved reserves of NGLs.
Technology used in establishing proved reserves additions in 2023
YPF’s estimated proved reserves as of December 31, 2023 are based on estimates generated through the integration of available and appropriate data, utilizing well-established technologies that have been demonstrated in the field to yield repeatable and consistent results. Data used in these integrated assessments include information obtained directly from the subsurface via wellbore, such as well logs, reservoir core samples, fluid samples, static and dynamic pressure information, production test data, and surveillance and performance information. The data utilized also include subsurface information obtained through indirect measurements, including high quality
2-D
and
3-D
seismic data, calibrated with available well control. Where applicable, geological outcrops information was also utilized. The tools used to interpret and integrate all this data included both proprietary and commercial software for reservoir modeling, simulation and data analysis. In some circumstances, where appropriate analog reservoir models are available, reservoir parameters from these analog models were used to increase the reliability of our reserves estimates.
Reserves sensitivity
The impact of negative future fluctuations of oil and gas prices, and operating costs, in the estimated proved reserves, may be captured through a reserves sensitivity estimate.
Assuming all other factors remain constant, if commodity reference prices for crude oil used in our year-end
reserve estimates were decreased by 10%, our total proved reserves as of December 31, 2023 would decrease by approximately 5%.
If natural gas prices used in our
year-end
reserve estimates decreased by 10%, our total proved reserves as of December 31, 2023 would decrease by approximately 2%.
Furthermore, assuming all other factors remain constant, if costs used in our year-end
reserve estimates increased by 10% for crude oil and natural gas, our total proved reserves as of December 31, 2023 would decrease by approximately 6%.
However, if we combine the three mentioned effects, our total proved reserves as of December 31, 2023 would decrease by approximately 11%.
In addition, as a result of the prices used to calculate the present value of future net revenues from our proved reserves, in accordance with SEC rules, which are similar to the calculation of proved reserves described above, the present value of future net revenues from our proved reserves will not necessarily be the same as the current market value of our estimated crude oil and natural gas reserves.
Changes in YPF’s estimated net proved reserves
The table below sets forth information regarding changes in YPF’s net proved reserves for the year ended as of December 31, 2023, 2022 and 2021, by hydrocarbon product:

	For the year ended December 31,
	(millions of barrels)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil and condensate
Consolidated entities
As of January 1,	606	-	606	643	-	643	483	-	483
Developed	262	-	262	322	-	322	229	-	229
Undeveloped	344	-	344	321	-	321	254	-	254
Revisions of previous estimates (1)	(63)	-	(63)	(72)	-	(72)	161	-	161
Extensions and discoveries	75	-	75	125	-	125	76	-	76
Improved recovery	17	-	17	(7)	-	(7)	*	-	*
Purchase of minerals in place	-	-	-	-	-	-	*	-	*
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	(89)	-	(89)	(83)	-	(83)	(77)	-	(77)

As of December 31, (3)	546	-	546	606	-	606	643	-	643
Developed	263	-	263	262	-	262	322	-	322
Undeveloped	283	-	283	344	-	344	321	-	321
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil and condensate
Consolidated and Equity-accounted entities
As of January 1,
Developed	262	-	262	322	-	322	229	-	229
Undeveloped	344	-	344	321	-	321	254	-	254

Total	606	-	606	643	-	643	483	-	483
As of December 31,
Developed	263	-	263	262	-	262	322	-	322
Undeveloped	283	-	283	344	-	344	321	-	321

Total	546	-	546	606	-	606	643	-	643
* Not material (less than 1).

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years ended on December 31, 2023, 2022 and 2021 includes an estimated of 12, 12 and 11 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 include an estimated of 72, 82 and 92 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

	For the year ended December 31,
	(millions of barrels)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas liquids
Consolidated entities
As of January 1,	77	-	77	64	-	64	63	-	63
Developed	36	-	36	34	-	34	32	-	32
Undeveloped	41	-	41	30	-	30	31	-	31
Revisions of previous estimates (1)	5	-	5	1	-	1	(5)	-	(5)
Extensions and discoveries	8	-	8	27	-	27	19	-	19
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	(16)	-	(16)	(15)	-	(15)	(13)	-	(13)

As of December 31, (3)	74	-	74	77	-	77	64	-	64
Developed	41	-	41	36	-	36	34	-	34
Undeveloped	33	-	33	41	-	41	30	-	30
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas liquids
Consolidated and Equity-accounted entities
As of January 1,
Developed	36	-	36	34	-	34	32	-	32
Undeveloped	41	-	41	30	-	30	31	-	31

Total	77	-	77	64	-	64	63	-	63
As of December 31,
Developed	41	-	41	36	-	36	34	-	34
Undeveloped	33	-	33	41	-	41	30	-	30

Total	74	-	74	77	-	77	64	-	64

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Natural gas liquids production for the years ended on December 31, 2023, 2022 and 2021 includes an estimated of 2, 2 and 1 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas liquids reserves of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 include an estimated of 10, 11 and 8 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

	For the year ended December 31,
	(billions of standard cubic feet)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas
Consolidated entities
As of January 1,	2,826	-	2,826	2,447	-	2,447	2,110	-	2,110
Developed	1,637	-	1,637	1,676	-	1,676	1,486	-	1,486
Undeveloped	1,189	-	1,189	771	-	771	624	-	624
Revisions of previous estimates (1)	(80)	-	(80)	(91)	-	(91)	347	-	347
Extensions and discoveries	257	-	257	952	-	952	450	-	450
Improved recovery	-	-	-	1	-	1	*	-	*
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	(467)	-	(467)	(483)	-	(483)	(460)	-	(460)

As of December 31, (3) (4)	2,536	-	2,536	2,826	-	2,826	2,447	-	2,447
Developed	1,656	-	1,656	1,637	-	1,637	1,676	-	1,676
Undeveloped	880	-	880	1,189	-	1,189	771	-	771
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(billions of standard cubic feet)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas
Consolidated and Equity-accounted entities
As of January 1,
Developed	1,637	-	1,637	1,676	-	1,676	1,486	-	1,486
Undeveloped	1,189	-	1,189	771	-	771	624	-	624

Total	2,826	-	2,826	2,447	-	2,447	2,110	-	2,110
As of December 31,
Developed	1,656	-	1,656	1,637	-	1,637	1,676	-	1,676
Undeveloped	880	-	880	1,189	-	1,189	771	-	771

Total	2,536	-	2,536	2,826	-	2,826	2,447	-	2,447
* Not material (less than 1).

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years ended on December 31, 2023, 2022 and 2021 includes an estimated of 54, 57 and 53 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 include an estimated of 292, 335 and 288 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 include an estimated of 282, 299 and 337 bcf, respectively, which is consumed as fuel at the field.

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil equivalent (1)
Consolidated entities
As of January 1,	1,187	-	1,187	1,143	-	1,143	922	-	922
Developed	590	-	590	655	-	655	526	-	526
Undeveloped	597	-	597	488	-	488	396	-	396
Revisions of previous estimates (2)	(72)	-	(72)	(87)	-	(87)	216	-	216
Extensions and discoveries	127	-	127	322	-	322	176	-	176
Improved recovery	17	-	17	(7)	-	(7)	*	-	*
Purchase of minerals in place	-	-	-	-	-	-	*	-	*
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (3)	(187)	-	(187)	(184)	-	(184)	(171)	-	(171)

As of December 31, (4)	1,072	-	1,072	1,187	-	1,187	1,143	-	1,143
Developed	599	-	599	590	-	590	655	-	655
Undeveloped	473	-	473	597	-	597	488	-	488
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (2)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (3)	-	-	-	-	-	-	-	-	-

As of December 31, (4)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil equivalent
Consolidated and Equity-accounted entities
As of January 1,
Developed	590	-	590	655	-	655	526	-	526
Undeveloped	597	-	597	488	-	488	396	-	396

Total	1,187	-	1,187	1,143	-	1,143	922	-	922
As of December 31,
Developed	599	-	599	590	-	590	655	-	655
Undeveloped	473	-	473	597	-	597	488	-	488

Total	1,072	-	1,072	1,187	-	1,187	1,143	-	1,143
* Not material (less than 1).

(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)
Revisions in estimates of reserves are performed at least once a year. Revisions of crude oil, natural gas liquids and natural gas reserves are considered prospectively in the calculation of depreciation.

(3)
Barrel of oil equivalent production of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 includes an estimated of 24, 24 and 22 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 include an estimated of 134, 153 and 151 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

On February 29, 2024 YPF’s Board of Directors resolved the disposal of certain groups of assets, mainly mature fields from Golfo San Jorge, Neuquina, Cuyana and Austral basins. This disposal of assets involves 55 blocks and is consistent with the Company’s new management plans which considers that the rationalization of the conventional upstream portfolio is one of the drivers on which the YPF’s strategy is based, with focus on activities and investments in unconventional fields. For further information see Notes 8 and 38 to the Audited Consolidated Financial Statements and “Item 3. Key information—Risk Factors—Risks relating to Argentina—Our business is largely dependent upon economic conditions in Argentina”, “Item 3. Key information—Risk Factors—Risks relating to our business—Our business depends on complex, long-term and capital-intensive projects”, “Item 4. Information on the Company—Business strategy”, “Item 4. Information on the Company—Business organization—Upstream” and “Item 4. Information on the Company—Business organization—Upstream—Oil and gas reserves”.
The paragraphs below explain in further detail the most significant changes in our proved reserves during the years 2023, 2022 and 2021.
Changes in YPF’s estimated net proved reserves during 2023
Extensions and discoveries
As a result of wells drilled and put on production in areas with unproved reserves or resources, approximately 23 mmboe of proved developed reserves were added (66 bcf of natural gas and 11 mmbbl of crude oil), and 105 mmboe of proved undeveloped reserves (192 bcf of natural gas, 7 mmbbl of NGL and 64 mmbbl of crude oil) were added.
Both proved undeveloped reserves additions and proved developed reserves contributions are mainly related to projects of unconventional oil and gas of Vaca Muerta formation in the Neuquina basin.
Improved recovery
An upwards revision of 17 mmboe resulted as a net proved reserves change of improved recovery in secondary and tertiary recovery projects, mainly from areas located in the Golfo San Jorge basin.
Sales and acquisitions
There were no changes related to sales and acquisitions during 2023.
Revisions of previous estimates
During 2023 the Company’s proved reserves were revised downwards by 72 mmboe (a decrease of 63 mmbbl of crude oil, an increase of 5 mmbbl of NGL and a decrease of 80 bcf of natural gas). The main revisions of proved reserves have been due to the following:

•
A downward revision of 69 mmboe of proved reserves (a decrease of 43 mmboe of liquids, and a decrease of 26 mmboe of gas), as a result of economics related to changes in fields operating costs and oil and gas prices.

•	An addition of 35 mmboe of proved reserves (16 mmboe of liquids and 19 mmboe of gas) related to project´s performance, which was better than forecasted.

•	A deduction of 53 mmboe of proved reserves (a decrease of 36 mmboe of liquids and a decrease of 19 mmboe of gas) related mainly to changes in projects strategy and drilling schedules.

•	An upward revision of 18 mmboe (8 mmboe of liquids and 10 mmboe of gas) related mainly to changes in working interest, new projects addition and production forecasts adjustments.
Changes in YPF’s estimated net proved reserves during 2022
Extensions and discoveries
As
a result of wells drilled and put on production in areas with unproved reserves or resources, approximately 34 mmboe of proved developed reserves were added (5 mmbbl of crude oil, 3 mmbbl of NGL and 144 bcf of natural gas), and 288 mmboe of proved undeveloped reserves (808 bcf of natural gas, 24 mmbbl of NGL and 120 mmbbl of crude oil) were added.
Both proved undeveloped reserves additions and proved developed reserves contributions are mainly related to projects of unconventional oil and gas of Vaca Muerta formation in the Neuquina basin.
Improved recovery
A downwards revision of 7 mmboe resulted as a net proved reserves change of improved recovery in secondary and tertiary recovery projects, mainly from areas located in the Golfo San Jorge basin. Net revisions are related to negative changes in secondary projects due to reserves estimates and strategy revisions, and to positive changes resulting from additions of tertiary projects implementation in the Neuquina basin.
Sales and acquisitions
As a result of sales and acquisitions, there were no volumes for changes or additions during 2022.
Revisions of previous estimates
During 2022 the Company’s proved reserves were revised downwards by 87 mmboe (a decrease of 72 mmbbl of crude oil, an increase of 1 mmbbl of NGL and a decrease of 91 bcf of natural gas). The main revisions of proved reserves have been due to the following:

•	A downwards revision of 46 mmboe resulted from drilling schedule modification and project strategy adjustments.

•	A decrease of 55 mmboe as a result of economic revisions impacted by higher operating costs and changes in oil price.

•
An upwards revision of 15 mmboe resulted from existing fields due to better liquid and gas production performance. In addition, an increase of approximately 4 mmboe resulted as a consequence of new reserves estimates, mainly in the Neuquina basin.

Changes in YPF’s estimated proved reserves during 2021
Extensions and discoveries
As
a result of wells drilled and put on production in unproved reserves and resources areas, approximately 27 mmboe of proved developed reserves were added (3 mmbbl of crude oil, 3 mmbbl of NGL and 116 bcf of natural gas), and 148 mmboe of proved undeveloped reserves (334 bcf of natural gas, 16 mmbbl of NGL and 73 mmbbl of crude oil) were added, mainly due to shale oil and gas projects in the Vaca Muerta formation.
Both proved undeveloped reserves additions and proved developed reserves contributions are related to unconventional areas in the Neuquina basin.
Improved recovery
No significant proved reserves volumes were added as a net result of secondary and tertiary recovery projects. A total of approximately 5 mmboe of proved reserves from the Golfo San Jorge basin were added, mainly due to new projects of polymer injection and positive production of tertiary recovery response.
Sales and acquisitions
As a net result of sales and acquisitions, there is a no significant proved reserves volume related to the date change of Bajo del Toro area acquisition.
Revisions of previous estimates
During 2021 the Company’s proved reserves were revised upwards by 217 mmboe (an increase of 161 mmbbl of crude oil, a decrease of 6 mmbbl of NGL and an increase of 347 bcf of natural gas). The main revisions of proved reserves have been due to the following:

•
Total liquids and gas production performance from existing wells was better than expected, resulting in an addition of approximately 44 mmboe to proved developed reserves, according to new reserves estimates, mainly in the Neuquina basin.

•
An increase of 186 mmboe of proved reserves as a result of the impact of higher average oil prices on incomes and fields economic limit, in conjunction with higher average prices due to Plan GasAr, as a secondary effect. Changes occurred mainly in mature fields with high operating costs.

•
A downwards revision of 17 mmboe resulted from existing projects in the Neuquina basin and Austral basin due to changes in the development strategy in certain areas and the production performance, respectively.

Certain amounts (unaudited) and other figures included in this annual report have been subject to rounding adjustments. Any discrepancies in any tables between the totals and the sums of the amounts are due to rounding.
Capitalized costs
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2023, 2022 and 2021:

	2023			2022			2021
Consolidated capitalized costs	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Proved oil and gas properties
Mineral property, wells and related equipment (1)	53,052	-	53,052	49,698	-	49,698	47,792	-	47,792
Support equipment and facilities (2)	2,257	-	2,257	1,827	-	1,827	1,644	-	1,644
Drilling and work in progress	3,774	-	3,774	2,638	-	2,638	1,949	-	1,949
Unproved oil and gas properties	264	-	264	173	-	173	221	-	221

Total capitalized costs	59,347	-	59,347	54,336	-	54,336	51,606	-	51,606
Accumulated depreciation and valuation allowances (3)	(48,382)	-	(48,382)	(43,440)	-	(43,440)	(41,679)	-	(41,679)

Net capitalized costs	10,965	-	10,965	10,896	-	10,896	9,927	-	9,927

(1)	Includes 696, 524 and 423 corresponding to Upstream wells related equipment contracts comprised in right-of-use assets as of December 31, 2023, 2022 and 2021, respectively.
(2)	Includes 521, 351 and 271 corresponding to Upstream support equipment and facilities contracts comprised in righ t -of-use assets as of December 31, 2023, 2022 and 2021, respectively.
(3)	Includes (762), (566) and (383) corresponding to accumulated depreciation of all Upstream contracts of right-of-use assets as of December 31, 2023, 2022 and 2021, respectively.
Costs incurred
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2023, 2022 and 2021:

	2023			2022			2021
Consolidated costs incurred	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Acquisition of unproved properties	-	-	-	-	-	-	-	-	-
Acquisition of proved properties	-	-	-	-	-	-	-	-	-
Exploration costs	156	1	157	80	2	82	44	2	46
Development costs (1)	4,370	-	4,370	3,138	-	3,138	1,938	-	1,938

Total costs incurred	4,526	1	4,527	3,218	2	3,220	1,982	2	1,984

(1)	Includes 313, 223 and 123 corresponding to development cost related to Upstream contracts comprised in right-of-use assets as of December 31, 2023, 2022 and 2021, respectively.
Results of operations from oil and gas producing activities
The following tables include only the revenues and expenses directly associated with oil and gas producing activities. It does not include any allocation of the interest costs or corporate overhead and, therefore, is not necessarily indicative of the contribution to net earnings of the oil and gas operations.
Differences between these tables and the amounts shown in Note 5 “Business segment information”, for the Upstream segment, relate to additional operations that do not arise from those properties held by the Group.

	2023			2022			2021
Consolidated results of operations	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Net sales to unaffiliated parties	33	-	33	51	-	51	49	-	49
Net intersegment sales	7,211	-	7,211	7,134	-	7,134	5,820	-	5,820

Total net revenues	7,244	-	7,244	7,185	-	7,185	5,869	-	5,869
Production costs	(4,148)	-	(4,148)	(3,712)	(1)	(3,713)	(2,921)	(2)	(2,923)
Exploration expenses	(60)	(1)	(61)	(63)	(2)	(65)	(27)	(2)	(29)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,567)	-	(2,567)	(2,075)	-	(2,075)	(2,378)	-	(2,378)
Impairment of Property, plant and equipment	(2,288)	-	(2,288)	(123)	-	(123)	(115)	-	(115)
Other (1)	(179)	-	(179)	82	1	83	(306)	9	(297)

Pre-tax income (loss) from producing activities	(1,998)	(1)	(1,999)	1,294	(2)	1,292	122	5	127
Income tax expense / benefit	699	-	699	(453)	-	(453)	(43)	-	(43)

Results of oil and gas producing activities	(1,299)	(1)	(1,300)	841	(2)	839	79	5	84

(1)	Mainly includes lawsuits, result from assignment of areas and financial accretion for the hydrocarbon wells abandonment obligations, among others.
Standardized measure of discounted future net cash flows
The standardized measure is calculated as the excess of future cash inflows from proved reserves less future costs of producing and developing the reserves, future income taxes and a discount factor. Future cash inflows represent the revenues that would be received from production of year-end
proved reserve quantities assuming the future production would be sold at the prices used for reserves estimates as of year-end
(the “average price”). Accordingly, crude oil prices used to determine reserves were calculated each month, for crude oils of different quality produced by the Group.
The Company considered the unweighted average realized price of crude oils for each month within the
12-month
period ended December 31, 2023, which refers to the domestic crude oil prices adjusted by each different quality produced by the Company.
Additionally, since there are no benchmark market natural gas prices available in Argentina, the Company considered the
12-month
period average ended December 31, 2023 of domestic market realized prices according to the SEC rules and FASB ASC 932 rules, and the prices of contracts awarded to YPF under the Plan GasAr 2020-2024 and the Plan GasAr 2023-2028 for certain areas, which will be in effect until their corresponding termination dates. See Note 35.d.1) to the Audited Consolidated Financial Statements.
Future production costs include the estimated expenditures related to production of the proved reserves, plus any production taxes without consideration of future inflation. Future development costs include the estimated costs of drilling development wells and installation of production facilities, plus the net costs associated with dismantling and abandonment of wells, assuming year-end
costs continue without consideration of future inflation. Future income taxes were determined by applying statutory rates to future cash inflows less future production costs and less tax depreciation of the properties involved. The present value was determined by applying a discount rate of 10% per year to the annual future net cash flows.
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2023			2022			2021
Consolidated standardized measure of discounted future net cash flows	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Future cash inflows	41,735	-	41,735	48,580	-	48,580	50,843	-	50,843
Future production costs	(18,683)	-	(18,683)	(22,076)	-	(22,076)	(22,509)	-	(22,509)
Future development costs	(11,136)	-	(11,136)	(10,936)	-	(10,936)	(8,957)	-	(8,957)
Future income tax expenses	(3,396)	-	(3,396)	(3,808)	-	(3,808)	(5,286)	-	(5,286)
10% annual discount for estimated timing of cash flows	(4,013)	-	(4,013)	(4,658)	-	(4,658)	(5,036)	-	(5,036)

Total standardized measure of discounted future net cash flows	4,507	-	4,507	7,102	-	7,102	9,055	-	9,055

Changes in the standardized measure of discounted future net cash flows
The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Beginning of year	7,102	9,055	2,133
Sales and transfers, net of production costs	(1,819)	(3,173)	(850)
Net change in sales and transfer prices, net of future production costs	(1,624)	(2,862)	3,396
Changes in reserves and production rates (timing)	(1,390)	(574)	5,013
Net changes for extensions, discoveries and improved recovery	2,782	4,722	3,329
Changes in estimated future development and abandonment costs	(3,734)	(3,481)	(1,946)
Development costs incurred during the year that reduced future development costs	1,996	1,439	990
Accretion of discount	984	806	241
Net change in income taxes	211	1,148	(3,255)
Others	(1)	22	4

End of year	4,507	7,102	9,055